BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 84,766	$ 989	$ 327,731
Prepaid assets	75,764	168,350	240,972
Total Current Assets	160,530	169,339	568,703
Deferred offering costs associated with the initial public offering
Prepaid assets		0	165,051
Cash Held in Trust Account	307,136,113	300,330,651	293,257,098
TOTAL ASSETS	307,296,643	300,499,990	293,990,852
Current liabilities
Accrued expenses	29,586,907	18,054,912	1,027,926
Note payable – Sponsor	2,875,000	2,875,000	0
Income taxes payable	2,767,281	979,475	0
Franchise tax payable	582,500	400,000	200,000
Working capital loans	1,275,033	625,700	0
Advances - related parties	570,835	525,835	22,394
Total Current Liabilities	37,657,556	23,460,922	1,250,320
Deferred underwriter fee payable	10,062,500	10,062,500	10,062,500
TOTAL LIABILITIES	47,720,056	33,523,422	11,312,820
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value, 200,000,000 shares authorized; 28,744,342 shares outstanding, at redemption value ($10.57 and $10.40 per share)	303,957,139	298,951,176	293,250,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0	0	0
Accumulated deficit	(44,210,591)	(31,975,454)	(10,572,814)
Total Stockholders' Deficit	(44,209,745)	(31,974,608)	(10,571,968)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	307,296,643	300,499,990	293,990,852
Common Class A [Member]
Stockholders' Deficit
Common Stock	127	127
Common Class B [Member]
Stockholders' Deficit
Common Stock	$ 719	719	719
Class A Common Stock Subject to Redemption
Stockholders' Deficit
Common Stock		$ 127	$ 127